BASIC AND DILUTED NET EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net income attributed to Sapiens shareholders	$ 11,604	$ 11,780	$ 5,897
Denominator (thousands):
Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	40,024	39,953	28,460
Shares and related put options issued in Harcase acquisition	0	114	298
Stock options and warrants	2,292	1,604	2,006
Denominator for diluted net earnings per share - adjusted weighted average number of shares	42,316	41,671	30,764